DoubleLine Equity Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

July 31, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Equity Funds (the “Trust”)

File Nos. 333-186042 and 811-22790

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”) and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, DoubleLine Equities Growth Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment to the Trust’s Registration Statement dated July 31, 2015, and filed electronically as Post-Effective Amendment No. 7 under the Securities Act and Amendment No. 10 under the Investment Company Act of 1940, as amended (“Amendment No. 6/10”), as filed electronically with the Commission on July 29, 2015. Amendment No. 6/10 became effective on the date hereof.

Please direct any inquiries regarding this filing to me at (414) 765-6620. Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq. for U.S. Bancorp Fund Services, LLC as administrator to the Trust

cc:	Keith T. Kirk, Deputy General Counsel, CCO, DoubleLine Capital LP

Timothy W. Diggins, Esq., Ropes & Gray LLP

Nathan D. Briggs, Esq., Ropes & Gray LLP

Jeremy C. Smith, Esq., Ropes & Gray LLP